Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets and liabilities carried at fair value
Derivative assets	$ 0	$ 6
Equity investments	5	5
Derivative liabilities	3	$ 48
Level 1
Financial assets and liabilities carried at fair value
Derivative assets	0
Equity investments	5
Derivative liabilities	0
Level 2
Financial assets and liabilities carried at fair value
Derivative assets	0
Equity investments	0
Derivative liabilities	3
Level 3
Financial assets and liabilities carried at fair value
Derivative assets	0
Equity investments	0
Derivative liabilities	$ 0